SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”), regarding financial reporting, and include all normal and recurring adjustments that management of the Company considers necessary for a fair presentation of its financial position and operation results. The results of operations for the six months ended June 30, 2025 are not necessarily indicative of results to be expected for any other interim period or for the full year of 2025. Accordingly, these unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and note thereto as of and for the years ended December 31, 2024, 2023 and 2022 on Form 20-F filed on April 14, 2025.

Principles of consolidation

Principles of consolidation

The accompanying unaudited condensed consolidated financial statements reflect the activities of the Company and its subsidiaries:

All inter-company balances and transactions within the Company have been eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of the unaudited condensed consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Management makes these estimates using the best information available when the calculations are made; however, actual results could differ materially from those estimates.

Foreign currency translation

Foreign currency translation

The accompanying unaudited condensed consolidated financial statements are presented in United States dollar (“$”). The functional currency of the Company is Hong Kong dollar (“HK$”), New Taiwanese dollar (“NT$”), Singaporean dollar (“SG$”). VSM, VS Media HK, Grace Creation, and MLINK’s assets and liabilities are translated into $ from HK$ at period-end exchange rates. VS Media TW and VS Media SG’s assets and liabilities are translated into $ from NT$ and SG$, respectively. Their revenues and expenses are translated at the respective average exchange rate during the period. Capital accounts are translated at their historical exchange rates when the capital transactions occurred.

	For the six months ended June 30,
	2025	2024
Period-end $: HK$ exchange rate	7.8497	7.8076
Period average $: HK$ exchange rate	7.7920	7.8186
Period-end $: NT$ exchange rate	29.1792	32.4944
Period average $: NT$ exchange rate	31.8386	31.8848
Period-end $: SG$ exchange rate	1.2734	1.3557
Period average $: SG$ exchange rate	1.3240	1.3467

Segment reporting

Segment reporting

In accordance with Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280), Improvements to Reportable Segment Disclosures, the Company considered whether additional disclosures were required, including significant segment expenses and measures used by the chief operating decision maker (“CODM”), the Chief Executive Officer of the Company. However, the CODM evaluates the Company’s performance based solely on financial results, and no additional measures or expense categories are used for internal decision-making.

The Company’s CODM has determined that it operates in two reportable segments, marketing services and social commerce segments for the six months ended June 30, 2025 and 2024.

The CODM evaluates the performance of each segment based on the regularly reviewed net sales, gross profit and income from operations (excluding intercompany charges) of the segment. The CODM uses net sales, gross profit and income from operations when evaluating each segment during the budget and forecasting processes. The CODM considers actual-to-budget variances for both profit measures when assessing segment performance and making decisions about the allocation of operating and capital resources to each segment. General corporate expenses include expenses incurred and directed by the corporate office that are not allocated to segments.

Expected credit loss

Expected credit loss

ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments requires entities to use a current lifetime expected credit loss methodology to measure impairments of certain financial assets. Using this methodology will result in earlier recognition of losses than under the current incurred loss approach, which requires waiting to recognize a loss until it is probable of having been incurred. There are other provisions within the standard that affect how impairments of other financial assets may be recorded and presented, and that expand disclosures.

For the six months ended June 30, 2025 and 2024, there was no allowance for credit losses provided on accounts receivable and deposits, prepayments and other receivables.

Long-term investments, net

Long-term investments, net

ASU No. 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities, amends certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The main provisions require equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value through earnings, unless they qualify for a measurement alternative.

Equity investments without readily determinable fair values

The Company invests in equity securities of a privately-held company that do not have readily determinable fair values. After the adoption of this accounting standard, the Company elected to record equity investments without readily determinable fair values at cost, less impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar investment of the same issuer. Reasonable efforts shall be made to identify price changes that are known or that can reasonably be known.

Equity investments accounted for using the equity method

The Company accounts for its equity investment over which it has significant influence but does not own a majority equity interest or otherwise control, using the equity method. The Company adjusts the carrying amount of the investment and recognizes investment income or loss for its share of the earnings or loss of the investee after the date of investment. The Company assesses its equity investment for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the entity, including current earnings trends and undiscounted cash flows, and other entity-specific information. The fair value determination, particularly for investments in a privately held entity, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investment and determination of whether any identified impairment is other-than-temporary. The Company continually reviews its investments in equity investees to determine whether a decline in fair value below the carrying value is other-than-temporary. The primary factors the Company considers in its determination include the financial condition, operating performance and the prospects of the equity investee; other company specific information such as recent financing rounds; market and industry in which the equity investee operates; and the length of time that the fair value of the investment is below its carrying value. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value.

For the six months ended June 30, 2025 and 2024, the Company recorded share of loss from equity investment of $131,484 and nil, respectively.

Revenue recognition

Revenue recognition

The Company receives revenue from contracts with customers, which are accounted for in accordance with ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASC 606”).

ASC Topic 606 provided the following overview of how revenue is recognized from the Company’s contracts with customers: The Company recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services.

Step 1: Identify the contract(s) with a customer.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price – The transaction price is the amount of consideration in a contract to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer.

Step 4: Allocate the transaction price to the performance obligations in the contract – Any entity typically allocates the transaction price to each performance obligation on the basis of the relative standalone selling prices of each distinct good or service promised in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation – An entity recognizes revenue when (or as) it satisfies a performance obligation by transferring a promised good or service to a customer (which is when the customer obtains control of that good or service). The amount of revenue recognized is the amount allocated to the satisfied performance obligation. A performance obligation may be satisfied at a point in time (typically for promises to transfer goods to a customer) or over time (typically for promises to transfer service to a customer).

Generally, revenues are recognized when the Company has negotiated the terms of the transaction, which includes determining either the overall price, or price for each performance obligation in the form of a service or a product, the service or product has been delivered to the customer, no obligation is outstanding regarding that service or product, and the Company is reasonably assured that funds have been or will be collected from the customer.

A summary of each of the Company’s revenue streams under ASC Topic 606 is as follows:

Marketing services from clients

The Company offers clients a comprehensive suite of digital marketing services to grow their social media presence and reach their target audiences, particularly Gen Z and Millennials, to achieve marketing goals. Clients can leverage the Company’s experience in building content and fanbases with creators, their creators’ creativity, engagement, and trust among creators’ loyal fanbases to increase their brand awareness and sell products. The Company provides custom digital product offerings, including (i) advising on content strategy and budget and recommending specific creators; (ii) communicating with and managing selected creators; (iii) producing and engaging relevant content with creators to promote key messages for clients; (iv) uploading branded content on creators’ social media channels; (v) amplifying the reach of creators’ and clients’ content through precise media planning and buying via boosting marketing services on social media platforms, such as Google; and (vi) providing optimization services through data analysis and reporting.

For campaign-based marketing services, the performance obligation is a promise to place a branded content on certain social media platforms and is satisfied upon delivery of related services to clients. Such revenue is recognized at a point in time, for the amount the Company is entitled to receive, when the marketing services are provided. For optimization-based marketing services, the performance obligation is identified at the contract level as it represents a promise to deliver services under an agreed period. Each performance obligation is satisfied over time as clients receive and consume benefits when its services are performed. Such revenue is recognized over the scheduled period on the straight-line basis.

Digital marketing solutions may include third-party creators and websites, such as Google or Facebook, which can be included in a digital marketing social media campaign. The Company may contract directly with a third-party, however, the Company is responsible for delivering the campaign results to its clients with or without the third-party. The Company is responsible for any payments due to the third-party regardless of the campaign results and without regard to the status of payment from its clients. The Company has discretion in setting the price for its clients without input or approval from third parties. Accordingly, revenue is reported gross, as principal, as the performance obligation is delivered.

Marketing services from social media platforms

The Company monetizes its contents by receiving the advertising revenue generated from its channel pages and posts on social media platforms, such as YouTube and Facebook. The Company recognizes revenue as performance obligations are satisfied as the creation of contents are published on the social media platforms. The advertisements are delivered primarily based on impressions of contents on social media platforms, hence the Company provided the advertising services by an on-going basis during the publication period and the outcome of the services can be received and consumed by the social media platform simultaneously. The Company pays certain third parties a percentage of advertising revenue for their service of the creation of contents. The Company controls the advertising service as the Company is primarily responsible for providing the service. Accordingly, revenue is recorded gross, as principal, and is recognized over the period in which the advertising is transmitted.

Social commerce from customers

The Company recognizes revenue from the sale of products at the point in time when control of the asset is transferred to the customer. In certain sales arrangements, although the Company did not bear inventory risk, the Company has separate agreements with its customers and suppliers. The Company has primary responsibility for products meeting customers’ specifications, instead of suppliers, and has discretion in establishing the price for the specified products that sold to customers without suppliers’ involvement. As a result, suppliers are neither party to the contractual arrangements with the Company’s customers, nor are the beneficiaries of the Company’s customer agreements. Accordingly, the Company has control over the products that are sold to customers before the products are transferred to the customers and hence revenue is reported gross, as principal, as the performance obligation is delivered.

For marketing services from clients and social media platforms, payments are usually received within 30 days upon completion of performance obligation. For social commerce from customers, customers need to make full payment before shipments.

Management does not believe that its contracts include a significant financing component because the period between delivery or the contracting services to the customers and the time of payment do not typically exceed one year.

The Company’s main business operations are to provide: (i) campaign-based marketing services; (ii) optimization-based marketing services; (iii) social media platforms marketing services; and (iv) social commerce.

	For the six months ended June 30,
Total revenues as of	2025	2024
Campaign-based marketing services	$2,187,128	$2,161,033
Optimization-based marketing services	775,821	1,318,273
Social media platforms marketing services	296,088	416,276
Social commerce	—	128,411
Total revenues	$3,259,037	$4,023,993

Lease

Lease

The Company adopted ASU No. 2016-02, Leases (Topic 842), and elected the practical expedients that do not require us to reassess: (1) whether any expired or existing contracts are, or contain, leases, (2) lease classification for any expired or existing leases and (3) initial direct costs for any expired or existing leases. For lease terms of twelve months or fewer, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. The Company also adopted the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component.

Lease terms used to calculate the present value of lease payments generally do not include any options to extend, renew, or terminate the lease, as the Company does not have reasonable certainty at lease inception that these options will be exercised. The Company generally considers the economic life of its operating lease ROU assets to be comparable to the useful life of similar owned assets. The Company has elected the short-term lease exception, therefore operating lease ROU assets and liabilities do not include leases with a lease term of twelve months or less. Its leases generally do not provide a residual guarantee. The operating lease ROU asset also excludes lease incentives. Lease expense is recognized on a straight-line basis over the lease term.

Goodwil

Goodwill

Goodwill represents the excess of the purchase price over the fair value of assets acquired and liabilities assumed. The Company reviews goodwill for impairment at least annually at the reporting unit level or when a triggering event occurs that indicates that the fair value of the reporting unit may be below its carrying amount.

The Company performs its annual impairment test of goodwill in the end of each fiscal year. First, the Company assesses qualitative factors to determine whether a quantitative impairment test is necessary. If that qualitative assessment indicates that it is more likely than not that goodwill is impaired, the Company performs a quantitative test to compare the fair value of the reporting unit with the carrying amount, including goodwill, of the reporting unit. If the qualitative assessment indicates that it is not more likely than not that goodwill is impaired, no further testing is necessary. The goodwill impairment loss, if any, represents the excess of the carrying amount of the reporting unit over the fair value of the reporting unit. There have been no impairment charges recorded on goodwill in any of the periods presented in the unaudited condensed Consolidated Financial Statements.

Intangible assets, net

Intangible assets, net

Intangible assets are carried at cost less accumulated amortization. Amortization is provided over their useful lives, using the straight-line method. The estimated useful lives of the intangible assets are as follows:

Software platform	5 years

Income taxes

Income taxes

The Company recognizes deferred income tax assets or liabilities for expected future tax consequences of events recognized in the unaudited condensed consolidated financial statements or tax returns. Under this method, deferred income tax assets or liabilities are determined based upon the difference between the unaudited condensed consolidated financial statement and income tax bases of assets and liabilities using enacted tax rates expected to apply when the differences settle or become realized. Valuation allowances are provided when it is more likely than not that a deferred tax asset is not realizable or recoverable in the future.

The Company determines that the tax position is more likely than not to be sustained and records the largest amount of benefit that is more likely than not to be realized when the tax position is settled. The Company recognizes interest and penalties, if any, related to uncertain tax positions in income tax expense.

Commitments and contingencies

Commitments and contingencies

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The majority of these claims and proceedings related to or arise from commercial disputes. The Company first determine whether a loss from a claim is probable, and if it is reasonable to estimate the potential loss. The Company accrues costs associated with these matters when they become probable, and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. Also, the Company disclose a range of possible losses, if a loss from a claim is probable but the amount of loss cannot be reasonably estimated, which is in line with the applicable requirements of Accounting Standard Codification 450. The Company’s management does not expect any liability from the disposition of such claims and litigation individually or in the aggregate would have a material adverse impact on the Company’s unaudited condensed consolidated financial position, results of operations and cash flows.

Related parties	Related parties The Company adopted ASC 850, “Related Party Disclosures”, for the identification of related parties and disclosure of related party transactions.
Financial instruments

Financial instruments

The Company’s financial instruments, including cash and cash equivalents, accounts and other receivables, accounts and other payables, accrued liabilities, amounts due from (to) related parties, promissory notes payable and bank and other loans, have carrying amounts that approximate their fair values due to their short maturities. ASC Topic 820, “Fair Value Measurements and Disclosures” requires disclosing the fair value of financial instruments held by the Company. ASC Topic 825, “Financial Instruments” defines fair value and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the unaudited condensed consolidated balance sheets for cash and cash equivalents, accounts and other receivables, accounts and other payables, accrued liabilities, amounts due from (to) related parties, promissory notes payable and bank and other loans each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

●	Level 1 – inputs to the valuation methodology used quoted prices for identical assets or liabilities in active markets.

●	Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and information that are observable for the asset or liability, either directly or indirectly, for substantially the financial instrument’s full term.

●	Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement.

Recent accounting pronouncements

Recent accounting pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standard Board (“FASB”) or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on its financial position or results of operations upon adoption.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), and in January 2025, the FASB issued ASU 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement. ASU 2024-03, as clarified by ASU 2025-01, is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact these standards will have on it financial statements.

In July 2025, the FASB issued ASU No. 2025-05, Measurement of Credit Losses for Accounts Receivable and Contract Assets. ASU 2025-05 amends ASC 326, Financial Instruments—Credit Losses, and introduces a practical expedient available for all entities and an accounting policy election available for all entities, other than public business entities, that elect the practical expedient. These changes apply to the estimation of expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606, Revenue Recognition. Under the practical expedient, entities may assume that current conditions as of the balance sheet date remain unchanged for the remaining life of the asset when developing reasonable and supportable forecasts. This simplifies the estimation process for short-term financial assets. ASU 2025-05 is effective for the Company’s annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU 2025-05 should be applied on a prospective basis. The Company is currently assessing the impact this standard will have on the Company’s unaudited condensed Consolidated Financial Statements.